EMPLOYEE BENEFIT PLANS - Plan Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Fair value of assets as of January 1	$ 37,136
Fair value assets at the end of the year	35,981	$ 37,136
Bancolombia [Member]
Disclosure of employee benefit plans
Fair value of assets as of January 1	32,252	0
Employer contributions	0	32,252
Interest income on plan assets	2,118	0
Return on plan assets greater/(less) than discount rate	2,038	0
Benefits paid	(4,647)	0
Fair value assets at the end of the year	31,761	32,252
Banistmo [Member]
Disclosure of employee benefit plans
Fair value of assets as of January 1	4,884	4,765
Interest income on plan assets	101	161
Return on plan assets greater/(less) than discount rate	(25)	(33)
Benefits paid	(782)	(405)
Foreign currency translation effect	42	396
Fair value assets at the end of the year	$ 4,220	$ 4,884